John Hancock Funds II
Supplement dated April 1, 2017 to the current Class A, Class C, Class I, and Class R6 prospectus, as may be supplemented

Emerging Markets Fund (the “fund”)

Effective April 1, 2017, the advisory fee schedule for the fund under “Management fee” in the Who’s Who section of the fund’s prospectus is revised and restated as follows:

0.970% — first $100 million

0.920% — excess over $100 million*

* The fee schedule above became effective April 1, 2017.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated April 1, 2017 to the current Class R1, Class R3, Class R4, and Class R5 prospectus, as may be supplemented

Emerging Markets Fund (the “fund”)

Effective April 1, 2017, the Annual fund operating expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R1	R3	R4	R5
Management fee[1]	0.92	0.92	0.92	0.92
Distribution and service (Rule 12b-1) fees	0.50	0.50	0.25	0.00
Other expenses
Service plan fee	0.25	0.15	0.10	0.05
Additional other expenses	0.12	0.12	0.12	0.12
Total other expenses [2]	0.37	0.27	0.22	0.17
Total annual fund operating expenses	1.79	1.69	1.39	1.09

1 “Management fee” has been restated to reflect the contractual management fee schedule effective April, 1, 2017.

2 "Other expenses" have been estimated for the first year of operations of the fund’s Class R1, Class R3, Class R4, and Class R5 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R1	R3	R4	R5
1 year	182	172	142	111
3 years	563	533	440	347
5 years	970	918	761	601
10 years	2,105	1,998	1,669	1,329

Also, effective April 1, 2017, the advisory fee schedule for the fund under “Management fee” in the Who’s Who section of the fund’s prospectus is revised and restated as follows:

0.970% — first $100 million

0.920% — excess over $100 million*

* The fee schedule above became effective April 1, 2017.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated April 1, 2017 to the current Class NAV prospectus, as may be supplemented

Emerging Markets Fund (the “fund”)

Effective April 1, 2017, the Annual fund operating expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.92
Other expenses	0.10
Total annual fund operating expenses	1.02

1“Management fee” has been restated to reflect the contractual management fee schedule effective

   April 1, 2017.

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	104
3 years	325
5 years	563
10 years	1,248

Additionally, effective April 1, 2017, the advisory fee schedule for the fund as listed in “APPENDIX A: SCHEDULE OF MANAGEMENT FEES” is revised and restated as follows:

0.970% — first $100 million

0.920% — excess over $100 million*

* The fee schedule above became effective April 1, 2017.

You should read this Supplement in conjunction with the current prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated April 1, 2017 to the current Class 1 prospectus, as may be supplemented

Emerging Markets Fund (the “fund”)

Effective April 1, 2017, the Annual fund operating expenses table and the Expense example table in the “Fund summary” section for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee[1]	0.92
Distribution and service (Rule 12b-1) fees	0.05
Other expenses[2]	0.10
Total annual fund operating expenses	1.07

1“Management fee” has been restated to reflect the contractual management fee schedule effective April 1, 2017.

2  “Other expenses” have been estimated for the first year of operations of the fund’s Class 1 shares.

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	1
1 year	109
3 years	340
5 years	590
10 years	1,306

Additionally, effective April 1, 2017, the advisory fee schedule for the fund as listed in “APPENDIX A: SCHEDULE OF MANAGEMENT FEES” is revised and restated as follows:

0.970% — first $100 million

0.920% — excess over $100 million*

* The fee schedule above became effective April 1, 2017.

You should read this Supplement in conjunction with the current prospectus and retain it for future reference.